Note 19 - Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping [Table Text Block]
	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$49,912	$49,912	$57,287	$57,287	1
Securities, including Federal
Home Loan Bank stock	182,502	182,502	156,850	156,850	2
Loans held for sale	2,957	2,957	2,754	2,754	3
Net loans	297,528	297,879	329,403	330,286	3
Mortgage servicing rights	931	931	727	727	3

	$533,830	$534,181	$547,021	$547,904
	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$185,650	$187,436	$242,741	$245,269	3
Non-maturity	285,549	285,549	237,745	237,745	1
Other borrowings	22,557	24,947	32,781	35,484	3
Junior subordinated deferrable interest debentures	10,300	10,367	10,300	9,220	3

	$504,056	$508,299	$523,567	$527,718